Share-Based Compensation Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	$ 4.4	$ 10.1
Stock options and restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	5.5	8.2
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	$ (1.1)	$ 1.9